Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 508,372	$ 58,488	$ 358,303
Accounts receivable, net	485,501	457,745	188,067
Accounts receivable - related parties, net of allowance of $514,087 at each of September 30, 2019, December 31, 2018 and December 2017	376,615	71,650	851,016
Advances to employees	281,783	281,783	284,496
Inventory	1,222,136	1,033,895	1,388,666
Real estate lots held for sale	139,492	139,492	151,906
Operating lease right-of-use asset	200,501
Prepaid expenses and other current assets	307,481	193,360	159,465
Total Current Assets	3,521,881	2,236,413	3,381,919
Long Term Assets
Property and equipment, net	2,968,459	2,972,364	4,532,890
Prepaid foreign taxes, net	461,516	369,590	342,312
Investment - related parties	5,038	7,840	26,401
Deposits	61,284	61,284	61,284
Total Assets	7,018,178	5,647,491	8,344,806
Current Liabilities
Accounts payable	489,558	497,817	415,318
Accrued expenses, current portion	1,031,322	1,185,367	1,000,521
Deferred revenue	892,847	1,038,492	1,732,664
Operating lease liabilities	213,214
Loans payable, current portion, net of debt discount	764,444	871,106	256,724
Debt obligations, net of debt discount	1,270,354	2,732,654	20,000
Current portion of other liabilities	85,223	99,901	19,156
Total Current Liabilities	4,746,962	6,425,337	3,444,383
Long Term Liabilities
Accrued expenses, non-current portion	71,099	57,786	247,515
Other liabilities, non-current portion			11,474
Loans payable, non-current portion, net of debt discount	143,586	234,791	634,930
Total Liabilities	4,961,647	6,717,914	4,338,302
Commitments and Contingencies
Series B convertible redeemable preferred stock, value	9,026,824	9,026,824	9,026,824
Stockholders' Deficiency
Preferred stock, value
Common stock, value	603,215	467,384	430,674
Additional paid-in capital	88,787,775	83,814,442	80,902,967
Accumulated other comprehensive loss	(12,379,452)	(13,110,219)	(10,795,810)
Accumulated deficit	(85,886,569)	(81,222,499)	(75,544,081)
Treasury stock, at cost, 50,533 shares at September 30, 2019, December 31, 2018 and December 31, 2017	(46,355)	(46,355)	(14,070)
Total Gaucho Group Holdings, Inc Stockholders' Deficiency	(8,921,386)	(10,097,247)	(5,020,320)
Non-controlling interest	1,951,093
Total Stockholders' Deficiency	(6,970,293)	(10,097,247)	(5,020,320)
Total Liabilities, Temporary Equity and Stockholders' Deficiency	7,018,178	5,647,491	$ 8,344,806
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency
Preferred stock, value